UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		WASHINGTON,  D.C. 20549

		FORM 13F NT

		FORM 13F  COVER PAGE

CALENDAR YEAR OR QUARTER ENDED:  JUNE 30, 2005

CHECK HERE IF AMENDMENT [] AMENDMENT NUMBER:

THIS  AMENDMENT (CHECK ONLY ONE):  []  IS A RESTATEMENT
				   []  ADDS NEW  HOLDINGS  ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT

NAME:    BNP  PARIBAS ASSET MANAGEMENT Luxembourg

ADDRESS:  5 rue jean monnet

          Luxembourg, Germany  L29 52

13F FILE  NUMBER:  028-10603

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING
THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON(S) SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:    PIERRE VRILINCK			VINCENT LECONTE
TITLE:   OFFICER				oFFICER
PHONE:   33 (0) 1  58 97 77 99			33 (0)  1 58 97 20 40

	 PIERRE  VRIELINCK	PARIS, FRANCE	VINCENT  LECOMTE  PARIS,  FRANCE

REPORT TYPE 	(CHECK ONE)

[ ]   13F  HOLDINGS REPORT

[X]   13F  NOTICE

[ ]   13F  COMBINATION REPORT

LIST  OF OTHER MANAGERS REPORTING FOR  THIS MANAGERS

028- 5228  BNP PARIBAS ASSET MANAGEMENT S.A.